COMMITMENTS AND CONTINGENCIES - LEGAL 2 (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended		3 Months Ended
	Dec. 31, 2011 Loss from Catastrophes [Member] S D G E Segment [Member]	Dec. 31, 2010 Loss from Catastrophes [Member] S D G E Segment [Member]	Mar. 31, 2010 Energy Crisis Litigation [Member]	Dec. 31, 2010 Energy Crisis Litigation [Member] Sempra Commodities Segment [Member]	Mar. 31, 2010 Energy Crisis Litigation [Member] Sempra Commodities Segment [Member]	Mar. 31, 2010 Energy Crisis Litigation [Member] Sempra Natural Gas Segment [Member]
Loss From Loss Contingencies [Line Items]
Gain (Loss) Related to Litigation Settlement			$ (159)	$ 11	$ (20)	$ (139)
Loss Contingency, Loss In Period, Net Of Income Tax Effect	$ 13	$ 20